Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:

Year	(1) Summary Compensation Table Total for CEO ($)	(2) Compensation Actually Paid to CEO ($)	(3) Average Summary Compensation Table Total for Non-CEO NEOs ($)	(4) Average Compensation Actually Paid to Non-CEO NEOs ($)	(5) CAVA Total Shareholder Return ($)	(6) Peer Group Total Shareholder Return ($)	(7) Net income ($)	(8) Company Selected Measure: Adjusted EBITDA ($)

2024	1,924,218	80,148,421	908,319	27,481,496	255	111	130,319,000	126,248,000
2023	17,060,929	46,526,664	2,781,834	9,929,713	96	105	13,280,000	73,825,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Reflects compensation amounts reported in the Summary Compensation Table for our CEO, Brett Schulman, for the respective years shown.The following non-CEO NEOs are included in the average amounts for each year shown: Tricia Tolivar, Jen Somers, Theodoros Xenohristos, and Kelly Costanza.
Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Restaurants Index (Peer Group TSR) through the last day of the applicable fiscal year, assuming $100 was invested on May 31, 2023 and dividends were reinvested.
PEO Total Compensation Amount	$ 1,924,218	$ 17,060,929
PEO Actually Paid Compensation Amount	$ 80,148,421	46,526,664
Adjustment To PEO Compensation, Footnote	Reflects the respective amounts set forth in column (1) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (2) of the table above do not reflect the actual amount of compensation earned, realized, or received by the CEO during the applicable year, and a significant portion of the value is subject to forfeiture if the underlying vesting conditions with respect to the equity awards are not achieved. For information regarding the decisions made by our People, Culture, and Compensation Committee regarding the CEO’s compensation for each fiscal year, see “Compensation Discussion and Analysis” and the tables and narrative explanations reporting pay for the fiscal years covered in the table above.

Year	Summary Compensation Table Total for CEO ($)	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards) for CEO ($)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year for CEO ($)	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years for CEO ($)	Plus: Change in Fair Value of Stock and Option Awards that Vested in the Covered Year for CEO ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option and Option Awards Forfeited during the Covered Year for CEO ($)	Compensation Actually Paid to CEO ($)

2024	1,924,218	—	—	69,029,501	9,194,702	—	80,148,421
2023	17,060,929	15,088,300	34,898,602	9,657,763	(2,330)	—	46,526,664

Non-PEO NEO Average Total Compensation Amount	$ 908,319	2,781,834
Non-PEO NEO Average Compensation Actually Paid Amount	$ 27,481,496	9,929,713
Adjustment to Non-PEO NEO Compensation Footnote	Reflects the respective amounts set forth in column (3) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (4) of the table above do not reflect the actual amount of compensation earned, realized, or received by the non-CEO NEOs during the applicable year, and a significant portion of the value is subject to forfeiture if the underlying vesting conditions with respect to the equity awards are not achieved. For information about the decisions made by our Compensation, People and Culture Committee regarding the non-CEO NEOs’ compensation for each fiscal year, see “Compensation Discussion and Analysis” and the related tables and narrative explanations reporting pay for the fiscal years covered in the table above.

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Less: Average Summary Compensation Table Total Equity (Stock Awards + Option Awards) for Non-CEO NEOs ($)	Plus: Average Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year for Non-CEO NEOs ($)	Plus: Average Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years for Non-CEO NEOs ($)	Plus: Average Change in Fair Value of Stock and Option Awards that Vested in the Covered Year for Non-CEO NEOs ($)	Less: Average Fair Value at Prior Fiscal Year-End of Stock and Option and Option Awards Forfeited during the Covered Year for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)

2024	908,319	—	—	20,921,990	5,651,187	—	27,481,496
2023	2,781,834	1,854,424	5,065,659	3,245,653	690,991	—	9,929,713

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
	Excluding the $80.1 million net benefit from the release of the valuation allowance against deferred tax assets, net income for 2024 would have been $50.1 million. The relationship between CEO CAP, and non-CEO CAP, to net income would still have been positive between 2023 and 2024.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

Adjusted EBITDA
Revenue

Total Shareholder Return Amount	$ 255	96
Peer Group Total Shareholder Return Amount	111	105
Net Income (Loss)	$ 130,319,000	$ 13,280,000
Company Selected Measure Amount	126,248,000	73,825,000
PEO Name	Brett Schulman
Additional 402(v) Disclosure	For the relevant fiscal year, represents the cumulative total shareholder return ("TSR") of CAVA through the last day of the applicable fiscal year, assuming $100 was invested on the date of our IPO, June 15, 2023.Reflects net income in CAVA's Consolidated Statements of Operations included in the Company's Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2023, and December 29, 2024.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Company Selected Measure ("CSM") is Adjusted EBITDA, which is defined as net income adjusted to exclude interest income, net, (benefit from) provision for income taxes, and depreciation and amortization, further adjusted to exclude equity-based compensation, other income, net, impairment and asset disposal costs, restructuring and other costs, and certain non-recurring public company costs.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (15,088,300)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	34,898,602
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,029,501	9,657,763
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,194,702	(2,330)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,854,424
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,065,659
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,921,990	3,245,653
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,651,187	690,991
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0